Related-party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Cost of manufactured products sold and services rendered	$ 0	$ (42)	$ (2,304)
Other related parties
Disclosure of transactions between related parties [line items]
Receivables from related parties	176	172
Payables	(367)	(701)
Directors and senior management
Disclosure of transactions between related parties [line items]
Payables	(17,985)	(17,355)
Compensation selected employees	(7,040)	(5,213)	(7,528)
Joint ventures
Disclosure of transactions between related parties [line items]
Receivables from related parties	10,218	8,114
Payables	(261)	(451)
Sales of goods	2,487	372	2,201
Services	88	87	110
Interest income	308	$ 326	$ 74
Related party loan	$ 8,000
Borrowings, interest rate	3.00%